HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8%
	AEROSPACE & DEFENSE - 1.9%
80	General Dynamics Corporation	$ 23,329
325	National Presto Industries, Inc.	23,377
46	Northrop Grumman Corporation	23,415
		70,121
	APPAREL & TEXTILE PRODUCTS - 1.8%
3,440	Figs, Inc.(a)	21,500
1,224	Levi Strauss & Company, Class A	20,918
482	Tapestry, Inc.	22,871
		65,289
	ASSET MANAGEMENT - 1.0%
1,852	Franklin Resources, Inc.	38,466

	AUTOMOTIVE - 0.5%
381	General Motors Company	19,340

	BANKING - 4.0%
1,117	Amalgamated Financial Corporation	37,045
595	Citigroup, Inc.	38,181
1,394	Eagle Bancorp, Inc.	36,537
1,626	Hanmi Financial Corporation	37,187
		148,950
	BIOTECHNOLOGY & PHARMACEUTICALS - 8.6%
3,116	ACELYRIN, Inc.(a)	17,699
64	Alnylam Pharmaceuticals, Inc.(a)	17,062
224	Blueprint Medicines Corporation(a)	19,602
4,000	Eliem Therapeutics, Inc.(a)	15,300
378	Halozyme Therapeutics, Inc.(a)	19,115
1,174	IGM Biosciences, Inc.(a)	20,122
246	Intra-Cellular Therapies, Inc.(a)	20,849
744	LENZ Therapeutics, Inc.	20,058
391	Q32 Bio, Inc.(a)	18,467
2,958	Tango Therapeutics, Inc.(a)	16,077
511	Tectonic Therapeutic, Inc.(a)	20,966
2,756	Terns Pharmaceuticals, Inc.(a)	18,906

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECHNOLOGY & PHARMACEUTICALS - 8.6% (Continued)
463	Twist Bioscience Corporation(a)	$ 18,687
53	United Therapeutics Corporation(a)	19,820
39	Vertex Pharmaceuticals, Inc.(a)	18,563
2,532	Vir Biotechnology, Inc.(a)	18,965
103	Zoetis, Inc.	18,414
		318,672
	CABLE & SATELLITE - 1.9%
102	Cable One, Inc.	34,839
1,333	Sirius XM Holdings, Inc.	35,538
		70,377
	CHEMICALS - 5.4%
880	AdvanSix, Inc.	24,966
198	Celanese Corporation	24,942
1,381	Chemours Company (The)	25,079
305	DuPont de Nemours, Inc.	25,312
342	HB Fuller Company	25,028
1,629	Mativ Holdings, Inc.	25,168
71	Sherwin-Williams Company (The)	25,472
616	Valvoline, Inc.(a)	24,812
		200,779
	COMMERCIAL SUPPORT SERVICES - 1.8%
473	AMN Healthcare Services, Inc.(a)	17,946
422	Stericycle, Inc.(a)	25,940
455	UL Solutions, Inc., Class A	23,642
		67,528
	CONSTRUCTION MATERIALS - 1.4%
836	MDU Resources Group, Inc.	24,119
595	Summit Materials, Inc., Class A(a)	28,209
		52,328
	DATA CENTER REIT - 0.7%
29	Equinix, Inc.	26,334

	ELECTRIC UTILITIES - 4.2%
499	ALLETE, Inc.	31,891

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ELECTRIC UTILITIES - 4.2% (Continued)
518	Alliant Energy Corporation	$ 31,080
270	Duke Energy Corporation	31,123
657	Portland General Electric Company	31,142
717	TXNM Energy, Inc.	31,218
		156,454
	ELECTRICAL EQUIPMENT - 0.6%
325	nVent Electric PLC	24,235

	ENGINEERING & CONSTRUCTION - 0.6%
227	Exponent, Inc.	21,424

	FOOD - 2.7%
329	BellRing Brands, Inc.(a)	21,658
3,209	Hain Celestial Group, Inc. (The)(a)	28,014
147	Hershey Company (The)	26,104
894	Tootsie Roll Industries, Inc.	26,078
		101,854
	GAS & WATER UTILITIES - 1.5%
405	Middlesex Water Company	24,782
432	Southwest Gas Holdings, Inc.	31,644
		56,426
	HEALTH CARE FACILITIES & SERVICES - 4.2%
1,762	AdaptHealth Corporation(a)	18,131
2,996	Brookdale Senior Living, Inc.(a)	18,785
607	Centene Corporation(a)	37,792
89	Elevance Health, Inc.	36,113
315	GeneDx Holdings Corporation(a)	25,732
1,476	SI-BONE, Inc.(a)	20,369
		156,922
	HEALTH CARE REIT - 1.5%
735	LTC Properties, Inc.	28,076
399	Ventas, Inc.	26,131
		54,207

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HOME & OFFICE PRODUCTS - 1.2%
1,020	MillerKnoll, Inc.	$ 22,807
1,910	Steelcase, Inc., Class A	22,978
		45,785
	HOME CONSTRUCTION - 0.6%
313	Taylor Morrison Home Corporation(a)	21,441

	HOTEL REIT - 0.7%
2,892	RLJ Lodging Trust	25,594

	HOUSEHOLD PRODUCTS - 1.6%
135	Clorox Company (The)	21,405
2,826	Coty, Inc., Class A(a)	21,025
10,696	Olaplex Holdings, Inc.(a)	19,039
		61,469
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.6%
197	Chart Industries, Inc.(a)	23,782

	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
498	Nasdaq, Inc.	36,812

	INSURANCE - 5.1%
772	Employers Holdings, Inc.	37,612
998	Horace Mann Educators Corporation	37,166
377	Jackson Financial, Inc., Class A	37,681
1,143	Lincoln National Corporation	39,719
152	Progressive Corporation (The)	36,910
		189,088
	INTERNET MEDIA & SERVICES - 2.5%
134	Expedia Group, Inc.(a)	20,946
490	Maplebear, Inc.(a)	21,609
14,847	Opendoor Technologies, Inc.(a)	25,983
1,902	Upwork, Inc.(a)	25,791
		94,329

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	LEISURE FACILITIES & SERVICES - 2.2%
442	Cracker Barrel Old Country Store, Inc.	$ 21,026
605	Dutch Bros, Inc.(a)	20,038
271	Planet Fitness, Inc., Class A(a)	21,278
127	Vail Resorts, Inc.	21,043
		83,385
	LEISURE PRODUCTS - 0.6%
2,023	Funko, Inc., Class A(a)	23,952

	MACHINERY - 1.9%
283	Federal Signal Corporation	23,084
1,100	Mueller Water Products, Inc.	23,749
38	Parker-Hannifin Corporation	24,095
		70,928
	METALS & MINING - 0.7%
549	Freeport-McMoRan, Inc.	24,716

	OFFICE REIT - 0.7%
631	Kilroy Realty Corporation	25,379

	OIL & GAS PRODUCERS - 1.7%
210	Marathon Petroleum Corporation	30,549
625	Occidental Petroleum Corporation	31,319
		61,868
	PUBLISHING & BROADCASTING - 1.0%
647	New York Times Company (The), Class A	36,128

	REAL ESTATE SERVICES - 0.7%
1,962	Cushman & Wakefield PLC(a)	26,585

	RENEWABLE ENERGY - 0.9%
2,289	Sunrun, Inc.(a)	33,076

	RESIDENTIAL REIT - 1.4%
376	Equity LifeStyle Properties, Inc.	26,365

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	RESIDENTIAL REIT - 1.4% (Continued)
87	Essex Property Trust, Inc.	$ 24,696
		51,061
	RETAIL - DISCRETIONARY - 5.0%
150	Abercrombie & Fitch Company, Class A(a)	19,769
715	Bath & Body Works, Inc.	20,292
228	Best Buy Company, Inc.	20,618
104	Dick's Sporting Goods, Inc.	20,358
920	Foot Locker, Inc.	21,334
540	La-Z-Boy, Inc.	20,547
149	Ross Stores, Inc.	20,818
749	Victoria's Secret & Company(a)	22,664
155	Williams-Sonoma, Inc.	20,790
		187,190
	RETAIL REIT - 0.7%
365	Regency Centers Corporation	26,076

	SEMICONDUCTORS - 1.8%
453	Advanced Micro Devices, Inc.(a)	65,264

	SOFTWARE - 3.8%
4,835	Bumble, Inc., Class A(a)	34,232
64	HubSpot, Inc.(a)	35,507
203	Oracle Corporation	34,072
448	Workiva, Inc.(a)	35,731
		139,542
	STEEL - 1.3%
418	ATI, Inc.(a)	22,033
88	Reliance, Inc.	25,198
		47,231
	TECHNOLOGY HARDWARE - 5.8%
176	Arista Networks, Inc.(a)	68,013
1,914	Clearfield, Inc.(a)	68,771
3,581	NextNav, Inc.(a)	41,611

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY HARDWARE - 5.8% (Continued)
1,972	PagerDuty, Inc.(a)	$ 35,614
		214,009
	TECHNOLOGY SERVICES - 6.5%
66	Accenture PLC, Class A	22,758
84	Automatic Data Processing, Inc.	24,296
161	CDW Corporation	30,305
392	Fidelity National Information Services, Inc.	35,174
338	Parsons Corporation(a)	36,559
75	S&P Global, Inc.	36,027
167	Science Applications International Corporation	24,096
206	WEX, Inc.(a)	35,556
		244,771
	TELECOMMUNICATIONS - 1.0%
5,634	Lumen Technologies, Inc.(a)	36,001

	TRANSPORTATION & LOGISTICS - 2.6%
198	ArcBest Corporation	20,628
445	International Seaways, Inc.	19,375
115	JB Hunt Transport Services, Inc.	20,771
2,871	JetBlue Airways Corporation(a)	16,365
146	United Parcel Service, Inc., Class B	19,573
		96,712
	TRANSPORTATION EQUIPMENT - 1.8%
73	Cummins, Inc.	24,016
335	Greenbrier Companies, Inc. (The)	19,855
673	Trinity Industries, Inc.	23,070
		66,941

	TOTAL COMMON STOCKS (Cost $3,396,958)	3,708,821

	TOTAL INVESTMENTS - 99.8% (Cost $3,396,958)	$ 3,708,821
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%	6,951
	NET ASSETS - 100.0%	$ 3,715,772

HYPATIA WOMEN CEO ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2024

PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.